UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		July 10, 2008
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		$66,409

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
CORE LABORATORIES N V		COM		N22717 10 7	$4,463 		31,357 		SH		SOLE	NONE	  SOLE
WEATHERFORD INTERNATIONAL LT	COM		G95089 10 1	$5,799 		116,954 	SH		SOLE	NONE	  SOLE
BE AEROSPACE INC		COM		073302 10 1	$3,543 		152,137 	SH		SOLE	NONE	  SOLE
FMC TECHNOLOGIES INC		COM		30249U 10 1	$4,910 		63,824		SH		SOLE	NONE	  SOLE
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	$4,021		145,069 	SH		SOLE	NONE	  SOLE
GILDAN ACTIVEWEAR INC		COM		375916 10 3	$5,268 	 	203,578 	SH		SOLE	NONE	  SOLE
HOLOGIC INC			COM		436440 10 1	$3,577 	 	164,090 	SH		SOLE	NONE	  SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$3,916 	 	14,536	 	SH		SOLE	NONE	  SOLE
KENDLE INTERNATIONAL INC	COM		48880L 10 7	$3,561 	 	98,022	 	SH		SOLE	NONE	  SOLE
NICE SYS LTD			SPONSORED ADR	653656 10 8	$4,595 	 	155,390 	SH		SOLE	NONE	  SOLE
PRECISION CASTPARTS CORP	COM		740189 10 5	$4,746 	 	49,250 		SH		SOLE	NONE	  SOLE
SYNCHRONOSS TECHNOLOGIES INC	COM		87157B 10 3	$2,390 	 	264,697 	SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION CO		COM		139594 10 5	$4,042		67,760		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	45103T 10 7	$2,445		32,380		SH		SOLE	NONE	  SOLE
COMPANHIA VALE DO RIO DOCE	SPONSORED ADR	204412 20 9	$4,138		115,528		SH		SOLE	NONE	  SOLE
CELGENE CORP			COM		151020 10 4	$4,991		78,149		SH		SOLE	NONE	  SOLE